Related parties - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions					$ 20
Overland ADCT BioPharma
Disclosure of transactions between related parties [line items]
Services provided to, related party transactions	$ 642	$ 818	$ 2,952	$ 2,014
Amounts receivable, related party transactions	$ 2,123		$ 2,123		$ 805